Employee Benefits - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [abstract]
Guaranteed deposits in banks	₩ 1,466,977	₩ 1,258,409